Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
May 31, 2024
T13-NPRT3-0724
1.9862237.109
Corporate Bonds - 72.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	10,225

Leisure Products - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	5,000	5,154

TOTAL CONSUMER DISCRETIONARY		15,379

FINANCIALS - 0.0%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	10,000	9,620

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
BlackLine, Inc. 1% 6/1/29 (b)	5,000	4,768

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	33,000	27,371

TOTAL CONVERTIBLE BONDS		57,138
Nonconvertible Bonds - 72.4%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.2%
Altice France SA:
5.125% 7/15/29(b)	75,000	50,299
8.125% 2/1/27(b)	50,000	38,541
AT&T, Inc. 1.65% 2/1/28	742,000	655,718
Cogent Communications Group, Inc. 7% 6/15/27 (b)	50,000	49,766
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	40,000	37,782
Consolidated Communications, Inc. 5% 10/1/28 (b)	50,000	41,000
NTT Finance Corp.:
1.162% 4/3/26(b)	142,000	131,782
1.591% 4/3/28(b)	450,000	394,820
Verizon Communications, Inc. 2.355% 3/15/32	387,000	314,174
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	50,000	38,989
		1,752,871
Entertainment - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)	100,000	94,743

Media - 1.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	50,000	44,996
Altice Financing SA 5% 1/15/28 (b)	100,000	78,995
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	200,000	191,150
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	570,000	574,452
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	50,000	52,040
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	50,000	26,430
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	150,000	140,359
Univision Communications, Inc. 8% 8/15/28 (b)	50,000	49,246
Warnermedia Holdings, Inc.:
3.638% 3/15/25	132,000	129,758
3.755% 3/15/27	1,071,000	1,015,641
		2,303,067
Wireless Telecommunication Services - 1.3%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	200,000	190,692
Rogers Communications, Inc.:
2.95% 3/15/25	467,000	456,566
3.2% 3/15/27	480,000	454,431
T-Mobile U.S.A., Inc.:
2.625% 4/15/26	350,000	331,842
3.5% 4/15/25	113,000	110,875
4.95% 3/15/28	370,000	366,070
		1,910,476
TOTAL COMMUNICATION SERVICES		6,061,157

CONSUMER DISCRETIONARY - 5.6%
Automobile Components - 0.2%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	90,000	90,946
Hertz Corp. 4.625% 12/1/26 (b)	15,000	11,646
Macquarie AirFinance Holdings 8.125% 3/30/29 (b)	100,000	105,297
Phinia, Inc. 6.75% 4/15/29 (b)	10,000	10,073
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	40,000	38,433
		256,395
Automobiles - 2.5%
General Motors Financial Co., Inc.:
1.25% 1/8/26	106,000	99,046
2.35% 2/26/27	260,000	239,534
5.8% 6/23/28	460,000	463,862
6% 1/9/28	370,000	375,876
Hyundai Capital America:
1% 9/17/24(b)	213,000	209,990
5.6% 3/30/28(b)	440,000	440,801
5.8% 6/26/25(b)	340,000	340,143
McLaren Finance PLC 7.5% 8/1/26 (b)	15,000	12,945
Mercedes-Benz Finance North America LLC:
1.45% 3/2/26(b)	187,000	175,143
4.8% 3/30/28(b)	370,000	365,500
Volkswagen Group of America Finance LLC:
1.25% 11/24/25(b)	110,000	103,301
3.95% 6/6/25(b)	275,000	270,194
4.35% 6/8/27(b)	380,000	368,912
5.7% 9/12/26(b)	210,000	210,543
		3,675,790
Distributors - 0.3%
Genuine Parts Co. 1.75% 2/1/25	440,000	428,609

Diversified Consumer Services - 0.2%
Sotheby's 7.375% 10/15/27 (b)	40,000	34,818
TKC Holdings, Inc. 10.5% 5/15/29 (b)	100,000	98,544
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	100,000	97,210
		230,572
Hotels, Restaurants & Leisure - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)	50,000	46,450
5.75% 4/15/25(b)	50,000	49,807
Affinity Interactive 6.875% 12/15/27 (b)	100,000	88,992
Aramark Services, Inc. 5% 4/1/25 (b)	50,000	49,580
Boyd Gaming Corp. 4.75% 12/1/27	50,000	47,593
Carnival Corp. 7.625% 3/1/26 (b)	200,000	201,084
Churchill Downs, Inc. 6.75% 5/1/31 (b)	50,000	49,746
International Game Technology PLC 4.125% 4/15/26 (b)	50,000	48,434
Las Vegas Sands Corp. 3.5% 8/18/26	50,000	47,484
Life Time, Inc. 5.75% 1/15/26 (b)	50,000	49,712
Light & Wonder International, Inc. 7% 5/15/28 (b)	50,000	50,288
MGM Resorts International 4.625% 9/1/26	70,000	67,906
NCL Corp. Ltd. 5.875% 3/15/26 (b)	50,000	49,162
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28(b)	100,000	97,691
7.25% 1/15/30(b)	50,000	51,650
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)	50,000	49,024
Station Casinos LLC 6.625% 3/15/32 (b)	25,000	24,542
Viking Cruises Ltd. 9.125% 7/15/31 (b)	50,000	53,863
		1,123,008
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	10,000	9,982
Landsea Homes Corp. 8.875% 4/1/29 (b)	15,000	14,541
Newell Brands, Inc. 5.7% 4/1/26	50,000	49,371
Tempur Sealy International, Inc. 4% 4/15/29 (b)	50,000	44,836
		118,730
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	307,000	306,523
Mattel, Inc. 5.875% 12/15/27 (b)	50,000	49,817
		356,340
Specialty Retail - 1.2%
Advance Auto Parts, Inc. 5.95% 3/9/28	239,000	237,008
AutoNation, Inc. 1.95% 8/1/28	540,000	465,942
AutoZone, Inc.:
3.625% 4/15/25	228,000	224,129
6.25% 11/1/28	239,000	248,116
Hudson Automotive Group 8% 5/15/32 (b)	10,000	10,306
O'Reilly Automotive, Inc. 5.75% 11/20/26	120,000	121,166
Ross Stores, Inc. 0.875% 4/15/26	473,000	435,662
Staples, Inc.:
7.5% 4/15/26(b)	50,000	49,991
10.75% 9/1/29(b)(c)	20,000	19,352
		1,811,672
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 4.875% 5/15/26 (b)	50,000	48,505
Tapestry, Inc. 7% 11/27/26	63,000	64,685
		113,190
TOTAL CONSUMER DISCRETIONARY		8,114,306

CONSUMER STAPLES - 4.8%
Beverages - 0.8%
Constellation Brands, Inc. 3.6% 2/15/28	470,000	443,518
Keurig Dr. Pepper, Inc. 4.597% 5/25/28	450,000	440,479
Molson Coors Beverage Co. 3% 7/15/26	223,000	212,437
		1,096,434
Consumer Staples Distribution & Retail - 1.2%
7-Eleven, Inc.:
0.95% 2/10/26(b)	297,000	275,446
1.3% 2/10/28(b)	181,000	157,138
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)	100,000	95,242
6.5% 2/15/28(b)	50,000	50,362
Dollar General Corp. 4.625% 11/1/27	432,000	422,423
Dollar Tree, Inc.:
4% 5/15/25	77,000	75,899
4.2% 5/15/28	460,000	440,900
KeHE Distributor / Nextwave 9% 2/15/29 (b)	50,000	50,646
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)	186,000	183,112
Performance Food Group, Inc. 5.5% 10/15/27 (b)	50,000	48,732
		1,799,900
Food Products - 0.6%
Campbell Soup Co. 5.3% 3/20/26	75,000	74,831
JDE Peet's BV:
0.8% 9/24/24(b)	149,000	146,563
1.375% 1/15/27(b)	344,000	310,815
McCormick & Co., Inc. 0.9% 2/15/26	390,000	361,610
		893,819
Personal Care Products - 0.1%
Coty, Inc. 5% 4/15/26 (b)	100,000	98,508

Tobacco - 2.1%
Altria Group, Inc. 2.35% 5/6/25	128,000	124,188
BAT Capital Corp.:
3.222% 8/15/24	249,000	247,680
4.7% 4/2/27	440,000	432,357
BAT International Finance PLC:
1.668% 3/25/26	46,000	42,957
3.95% 6/15/25(b)	186,000	182,723
5.931% 2/2/29	590,000	602,617
Imperial Tobacco Finance PLC:
3.125% 7/26/24(b)	250,000	248,990
4.25% 7/21/25(b)	170,000	167,054
6.125% 7/27/27(b)	440,000	446,530
Philip Morris International, Inc.:
0.875% 5/1/26	296,000	272,485
4.875% 2/13/29	200,000	197,131
		2,964,712
TOTAL CONSUMER STAPLES		6,853,373

ENERGY - 5.5%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 2.061% 12/15/26	133,000	122,908
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	50,000	50,759
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	50,000	52,482
Transocean Aquila Ltd. 8% 9/30/28 (b)	100,000	101,666
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)	20,000	20,023
		347,838
Oil, Gas & Consumable Fuels - 5.2%
Baytex Energy Corp. 7.375% 3/15/32 (b)	20,000	20,231
Buckeye Partners LP:
4.125% 3/1/25(b)	50,000	49,039
4.125% 12/1/27	100,000	92,738
California Resources Corp. 8.25% 6/15/29 (b)(c)	45,000	45,070
Canacol Energy Ltd. 5.75% 11/24/28 (b)	30,000	15,740
Canadian Natural Resources Ltd. 2.05% 7/15/25	143,000	137,300
Cheniere Energy, Inc. 4.625% 10/15/28	50,000	48,146
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	50,000	50,015
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (b)	50,000	49,874
CVR Energy, Inc. 8.5% 1/15/29 (b)	50,000	50,214
DCP Midstream Operating LP 5.625% 7/15/27	440,000	444,134
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	45,000	46,014
Diamondback Energy, Inc. 5.2% 4/18/27	352,000	351,245
EG Global Finance PLC 12% 11/30/28 (b)	100,000	103,573
Enbridge, Inc.:
1.6% 10/4/26	320,000	293,136
2.5% 2/14/25	116,000	113,452
5.3% 4/5/29	136,000	135,742
5.9% 11/15/26	167,000	168,804
Energy Transfer LP:
2.9% 5/15/25	373,000	363,146
5.5% 6/1/27	440,000	440,617
EnLink Midstream Partners LP 4.85% 7/15/26	50,000	48,886
EQM Midstream Partners LP 7.5% 6/1/27 (b)	50,000	51,084
Equinor ASA:
1.75% 1/22/26	83,000	78,584
2.875% 4/6/25	305,000	298,900
Genesis Energy LP/Genesis Energy Finance Corp.:
7.875% 5/15/32	5,000	5,011
8% 1/15/27	100,000	101,912
Global Partners LP/GLP Finance Corp. 7% 8/1/27	150,000	150,523
Harvest Midstream I LP 7.5% 5/15/32 (b)	30,000	30,407
Hess Corp. 4.3% 4/1/27	480,000	467,234
Hess Midstream Operations LP 5.625% 2/15/26 (b)	50,000	49,685
Kinder Morgan, Inc. 4.3% 3/1/28	250,000	242,448
Kinetik Holdings LP 6.625% 12/15/28 (b)	50,000	50,527
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	50,000	49,169
Matador Resources Co. 6.5% 4/15/32 (b)	25,000	24,951
MPLX LP:
1.75% 3/1/26	159,000	148,868
4.25% 12/1/27	460,000	444,583
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	150,000	141,187
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	50,000	50,897
Occidental Petroleum Corp. 5.875% 9/1/25	150,000	149,968
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	50,000	51,361
Petroleos Mexicanos:
6.49% 1/23/27	420,000	399,588
6.5% 3/13/27	600,000	566,040
Phillips 66 Co.:
1.3% 2/15/26	296,000	276,450
3.85% 4/9/25	77,000	75,879
Range Resources Corp. 4.875% 5/15/25	50,000	49,570
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	50,000	51,876
SM Energy Co. 6.625% 1/15/27	50,000	49,709
Southwestern Energy Co. 5.7% 1/23/25 (d)	50,000	49,777
Sunoco LP/Sunoco Finance Corp. 6% 4/15/27	50,000	49,562
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	50,000	48,957
The Williams Companies, Inc. 5.4% 3/2/26	101,000	100,814
Valero Energy Corp. 2.85% 4/15/25	99,000	96,587
Western Midstream Operating LP 6.35% 1/15/29	58,000	59,630
		7,528,854
TOTAL ENERGY		7,876,692

FINANCIALS - 30.9%
Banks - 18.5%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(e)	186,000	170,723
Banco Santander SA 1.722% 9/14/27 (e)	400,000	365,485
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27(e)(f)	700,000	694,972
1.197% 10/24/26(e)	386,000	363,033
1.319% 6/19/26(e)	454,000	433,585
1.734% 7/22/27(e)	330,000	304,737
2.015% 2/13/26(e)	192,000	187,009
4.271% 7/23/29(e)	250,000	239,939
5.819% 9/15/29(e)	320,000	325,414
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(e)	242,000	239,071
Bank of Montreal 5.266% 12/11/26	400,000	399,278
Bank of Nova Scotia:
5.35% 12/7/26	420,000	419,748
5.45% 6/12/25	160,000	159,809
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	293,000	289,866
Barclays PLC:
2.279% 11/24/27(e)	340,000	313,426
2.852% 5/7/26(e)	260,000	253,056
4.972% 5/16/29(e)	300,000	293,203
5.69% 3/12/30(e)	200,000	199,871
BNP Paribas SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(e)(f)	333,000	310,534
BPCE SA:
1.652% 10/6/26(b)(e)	198,000	187,041
2.045% 10/19/27(b)(e)	378,000	346,937
6.714% 10/19/29(b)(e)	300,000	311,698
Canadian Imperial Bank of Commerce:
3.945% 8/4/25	243,000	238,778
5.926% 10/2/26	500,000	506,571
Capital One NA 2.28% 1/28/26 (e)	177,000	172,688
Citigroup, Inc.:
1.122% 1/28/27(e)	375,000	348,806
2.014% 1/25/26(e)	350,000	341,504
3.106% 4/8/26(e)	393,000	384,356
3.887% 1/10/28(e)	420,000	404,613
4.075% 4/23/29(e)	340,000	324,825
Cooperatieve Rabobank UA 1.98% 12/15/27 (b)(e)	375,000	343,224
Danske Bank A/S:
6.259% 9/22/26(b)(e)	376,000	378,453
6.466% 1/9/26(b)(e)	150,000	150,365
DNB Bank ASA:
1.535% 5/25/27(b)(e)	381,000	352,022
1.605% 3/30/28(b)(e)	469,000	421,200
HSBC Holdings PLC:
4.041% 3/13/28(e)	420,000	403,858
4.292% 9/12/26(e)	420,000	412,258
5.21% 8/11/28(e)	342,000	338,827
6.161% 3/9/29(e)	300,000	306,402
Huntington Bancshares, Inc. 4.443% 8/4/28 (e)	314,000	303,844
Huntington National Bank 5.699% 11/18/25 (e)	148,000	147,682
ING Groep NV:
1.726% 4/1/27(e)	181,000	168,797
5.335% 3/19/30(e)	201,000	199,398
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	357,000	353,549
JPMorgan Chase & Co.:
0.824% 6/1/25(e)	189,000	189,000
1.04% 2/4/27(e)	500,000	464,141
1.045% 11/19/26(e)	198,000	185,374
1.47% 9/22/27(e)	265,000	242,504
3.54% 5/1/28(e)	500,000	475,912
4.323% 4/26/28(e)	670,000	651,701
5.04% 1/23/28(e)	300,000	297,449
5.571% 4/22/28(e)	222,000	223,390
6.07% 10/22/27(e)	400,000	406,579
KeyCorp U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.250% 6.5684% 5/23/25 (e)(f)	173,000	173,071
Lloyds Banking Group PLC:
2.438% 2/5/26(e)	200,000	195,523
5.871% 3/6/29(e)	320,000	323,532
5.985% 8/7/27(e)	230,000	231,130
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	429,904
1.538% 7/20/27(e)	300,000	276,539
1.64% 10/13/27(e)	160,000	146,542
2.193% 2/25/25	190,000	185,356
Mizuho Financial Group, Inc.:
1.234% 5/22/27(e)	80,000	73,678
1.554% 7/9/27(e)	100,000	92,186
5.667% 5/27/29(e)	250,000	252,391
Morgan Stanley Bank, West Valley City Utah 5.882% 10/30/26	320,000	323,912
NatWest Group PLC:
3.073% 5/22/28(e)	290,000	270,737
5.847% 3/2/27(e)	415,000	416,119
NatWest Markets PLC:
0.8% 8/12/24(b)	377,000	373,436
5.416% 5/17/27(b)	300,000	299,684
PNC Financial Services Group, Inc. 5.354% 12/2/28 (e)	90,000	89,870
Regions Financial Corp. 2.25% 5/18/25	166,000	160,550
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28(e)	218,000	199,868
3.45% 6/2/25	545,000	532,039
5.807% 9/9/26(e)	250,000	248,712
Societe Generale:
1.488% 12/14/26(b)(e)	168,000	156,998
1.792% 6/9/27(b)(e)	336,000	309,532
2.625% 10/16/24(b)	200,000	197,618
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	325,000	297,553
1.474% 7/8/25	190,000	181,811
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 7.160% 7.161% 10/30/29(e)(f)	300,000	317,747
1.887% 6/7/29(e)	250,000	217,496
5.9% 10/28/26(e)	390,000	390,946
Wells Fargo & Co.:
2.164% 2/11/26(e)	104,000	101,464
2.406% 10/30/25(e)	316,000	311,672
3.526% 3/24/28(e)	320,000	304,259
4.3% 7/22/27	171,000	166,222
5.707% 4/22/28(e)	800,000	805,476
6.303% 10/23/29(e)	420,000	434,618
Western Alliance Bancorp. 3% 6/15/31 (e)	50,000	44,750
Westpac Banking Corp. 4.11% 7/24/34 (e)	245,000	225,199
		26,704,645
Capital Markets - 4.3%
Ares Capital Corp. 3.25% 7/15/25	250,000	242,205
Athene Global Funding:
1.73% 10/2/26(b)	360,000	329,266
5.339% 1/15/27(b)	250,000	253,191
5.516% 3/25/27(b)	350,000	349,243
Blackstone Private Credit Fund 4.7% 3/24/25	150,000	148,389
Deutsche Bank AG New York Branch:
2.129% 11/24/26(e)	388,000	367,425
2.311% 11/16/27(e)	217,000	199,423
6.72% 1/18/29(e)	300,000	309,769
Goldman Sachs Group, Inc.:
2.64% 2/24/28(e)	1,390,000	1,291,841
3.272% 9/29/25(e)	266,000	263,814
Intercontinental Exchange, Inc.:
3.65% 5/23/25	181,000	177,818
4% 9/15/27	282,000	271,642
Morgan Stanley:
2.475% 1/21/28(e)	270,000	250,848
2.72% 7/22/25(e)	144,000	143,362
3.591% 7/22/28(e)	440,000	417,420
3.772% 1/24/29(e)	420,000	398,071
Nomura Holdings, Inc. 1.653% 7/14/26	100,000	92,100
Nuveen LLC 5.55% 1/15/30 (b)	67,000	67,151
State Street Corp. 2.901% 3/30/26 (e)	16,000	15,623
UBS AG London Branch:
1.25% 6/1/26	100,000	92,206
1.375% 1/13/25(b)	15,000	14,621
UBS Group AG:
1.305% 2/2/27(b)(e)	100,000	92,745
2.593% 9/11/25(b)(e)	220,000	218,008
6.246% 9/22/29(b)(e)	250,000	257,056
		6,263,237
Consumer Finance - 3.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	162,000	159,269
1.75% 1/30/26	145,000	136,075
2.45% 10/29/26	151,000	140,502
6.1% 1/15/27	450,000	456,499
Ally Financial, Inc.:
4.75% 6/9/27	530,000	514,577
5.125% 9/30/24	207,000	206,503
6.848% 1/3/30(e)	300,000	307,765
American Express Co. 5.389% 7/28/27 (e)	390,000	389,577
Capital One Financial Corp.:
1.878% 11/2/27(e)	420,000	383,755
4.985% 7/24/26(e)	228,000	225,889
7.149% 10/29/27(e)	325,000	335,838
Capstone Borrower, Inc. 8% 6/15/30 (b)	10,000	10,158
Ford Motor Credit Co. LLC:
2.3% 2/10/25	420,000	409,633
5.85% 5/17/27	500,000	499,772
6.95% 6/10/26	700,000	712,492
Navient Corp. 6.75% 6/15/26	35,000	34,934
OneMain Finance Corp.:
6.875% 3/15/25	100,000	100,713
7.5% 5/15/31	90,000	90,043
PRA Group, Inc. 8.875% 1/31/30 (b)	10,000	9,888
Synchrony Financial 4.25% 8/15/24	338,000	336,810
		5,460,692
Financial Services - 1.9%
Block, Inc. 6.5% 5/15/32 (b)	30,000	30,279
Corebridge Financial, Inc.:
3.5% 4/4/25	74,000	72,638
3.65% 4/5/27	105,000	100,269
Corebridge Global Funding 0.9% 9/22/25 (b)	100,000	94,037
Freedom Mortgage Corp. 7.625% 5/1/26 (b)	40,000	39,744
GGAM Finance Ltd. 7.75% 5/15/26 (b)	100,000	101,897
Gn Bondco LLC 9.5% 10/15/31 (b)	50,000	45,552
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	150,000	137,813
Jackson Financial, Inc. 5.17% 6/8/27	228,000	225,582
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F 2.5% 1/15/27	1,080,000	994,541
Nationwide Building Society 6.557% 10/18/27 (b)(e)	400,000	407,915
PayPal Holdings, Inc. 1.65% 6/1/25	230,000	221,481
The Western Union Co. 1.35% 3/15/26	280,000	259,395
		2,731,143
Insurance - 2.3%
Acrisure LLC / Acrisure Finance, Inc. 8.25% 2/1/29 (b)	50,000	50,241
Empower Finance 2020 LP 1.357% 9/17/27 (b)	258,000	227,018
Equitable Financial Life Global Funding:
1.4% 8/27/27(b)	344,000	302,336
1.7% 11/12/26(b)	451,000	410,873
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	272,000	257,451
Guardian Life Global Funding:
1.1% 6/23/25(b)	215,000	205,515
1.4% 7/6/27(b)	438,000	391,621
New York Life Global Funding 5.45% 9/18/26 (b)	550,000	551,947
Pacific Life Global Funding II 1.2% 6/24/25 (b)	80,000	76,514
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	25,000	25,208
Pricoa Global Funding I 2.4% 9/23/24 (b)	117,000	115,823
Protective Life Global Funding 3.218% 3/28/25 (b)	157,000	154,001
RGA Global Funding:
2% 11/30/26(b)	273,000	250,504
5.448% 5/24/29(b)	193,000	193,043
Willis Group North America, Inc. 4.65% 6/15/27	100,000	97,904
		3,309,999
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp. 8% 4/1/29 (b)	10,000	9,732
Starwood Property Trust, Inc. 4.75% 3/15/25	100,000	98,322
		108,054
TOTAL FINANCIALS		44,577,770

HEALTH CARE - 4.3%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	491,000	489,683

Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp. 2.75% 9/23/26 (b)	200,000	188,638
Boston Scientific Corp. 1.9% 6/1/25	147,000	141,909
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	15,000	14,871
		345,418
Health Care Providers & Services - 2.0%
Centene Corp. 2.45% 7/15/28	170,000	149,896
CHS/Community Health Systems, Inc. 5.625% 3/15/27 (b)	200,000	189,430
Cigna Group 3.4% 3/1/27	400,000	381,782
CVS Health Corp.:
4.3% 3/25/28	460,000	443,332
5% 2/20/26	350,000	346,659
HCA Holdings, Inc.:
3.125% 3/15/27	300,000	282,654
5.875% 2/15/26	50,000	50,076
Humana, Inc. 5.75% 12/1/28	500,000	507,975
ICON Investments Six Designated Activity 5.809% 5/8/27	318,000	320,441
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	20,000	20,150
Tenet Healthcare Corp. 5.125% 11/1/27	150,000	146,159
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	5,000	4,821
		2,843,375
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (b)	100,000	97,141

Life Sciences Tools & Services - 0.1%
Revvity, Inc. 0.85% 9/15/24	170,000	167,559

Pharmaceuticals - 1.6%
1375209 BC Ltd. 9% 1/30/28 (b)	50,000	48,308
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)	100,000	94,309
11% 9/30/28(b)	50,000	43,625
Bayer U.S. Finance II LLC:
4.25% 12/15/25(b)	180,000	175,579
4.375% 12/15/28(b)	470,000	443,982
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	300,000	297,390
Haleon UK Capital PLC 3.125% 3/24/25	160,000	156,683
Jazz Securities DAC 4.375% 1/15/29 (b)	35,000	32,193
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	50,000	46,184
Viatris, Inc.:
1.65% 6/22/25	353,000	337,861
2.3% 6/22/27	620,000	562,799
		2,238,913
TOTAL HEALTH CARE		6,182,089

INDUSTRIALS - 5.5%
Aerospace & Defense - 2.0%
BAE Systems PLC:
5% 3/26/27(b)	200,000	198,206
5.125% 3/26/29(b)	200,000	198,391
Bombardier, Inc. 7% 6/1/32 (b)(c)	30,000	30,109
Howmet Aerospace, Inc. 6.875% 5/1/25	150,000	151,417
L3Harris Technologies, Inc. 5.4% 1/15/27	550,000	551,628
Rolls-Royce PLC 5.75% 10/15/27 (b)	50,000	49,970
RTX Corp. 5.75% 1/15/29	85,000	87,201
The Boeing Co.:
3.2% 3/1/29	540,000	474,586
4.875% 5/1/25	156,000	154,333
5.04% 5/1/27	440,000	430,014
6.259% 5/1/27(b)	29,000	29,192
TransDigm, Inc.:
5.5% 11/15/27	250,000	243,125
6.375% 3/1/29(b)	200,000	199,566
		2,797,738
Building Products - 0.2%
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	50,000	52,404
Carrier Global Corp. 5.8% 11/30/25	280,000	281,264
		333,668
Commercial Services & Supplies - 0.6%
APX Group, Inc. 6.75% 2/15/27 (b)	100,000	99,635
Artera Services LLC 8.5% 2/15/31 (b)	50,000	51,089
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	50,000	53,677
CoreCivic, Inc. 8.25% 4/15/29	15,000	15,664
GFL Environmental, Inc. 4% 8/1/28 (b)	70,000	64,008
Madison IAQ LLC 4.125% 6/30/28 (b)	50,000	46,331
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	50,000	47,750
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	50,000	49,646
Republic Services, Inc. 0.875% 11/15/25	361,000	338,312
The GEO Group, Inc.:
8.625% 4/15/29(b)	30,000	30,879
10.25% 4/15/31(b)	30,000	31,572
		828,563
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27	50,000	48,681

Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)	150,000	151,092

Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	155,000	142,317
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	25,000	24,710
Uber Technologies, Inc. 7.5% 9/15/27 (b)	50,000	50,925
XPO, Inc. 6.25% 6/1/28 (b)	50,000	49,849
		267,801
Machinery - 0.9%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	350,000	322,079
ESAB Corp. 6.25% 4/15/29 (b)	25,000	25,057
Ingersoll Rand, Inc.:
5.176% 6/15/29	300,000	299,330
5.197% 6/15/27	300,000	300,005
Parker Hannifin Corp. 3.65% 6/15/24	250,000	249,718
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	100,000	96,474
		1,292,663
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)	50,000	44,556

Passenger Airlines - 0.6%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	223,960	206,856
American Airlines, Inc. 7.25% 2/15/28 (b)	50,000	49,928
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	100,000	99,055
Delta Air Lines, Inc. 2.9% 10/28/24	306,000	302,570
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	147,011	136,276
United Airlines, Inc. 4.375% 4/15/26 (b)	100,000	96,356
		891,041
Professional Services - 0.1%
CoreLogic, Inc. 4.5% 5/1/28 (b)	50,000	45,171
TriNet Group, Inc. 7.125% 8/15/31 (b)	50,000	50,472
		95,643
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.8% 8/18/24	421,000	416,398
2.2% 1/15/27	270,000	248,346
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	50,000	52,248
United Rentals North America, Inc.:
3.875% 11/15/27	50,000	46,994
6.125% 3/15/34(b)	40,000	39,242
		803,228
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)	95,000	92,819
3.95% 7/1/24(b)	49,000	48,919
5.5% 1/15/26(b)	202,000	200,075
		341,813
TOTAL INDUSTRIALS		7,896,487

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp. 5.25% 8/1/26	50,000	33,870
ViaSat, Inc. 5.625% 9/15/25 (b)	50,000	48,491
		82,361
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. 5.05% 4/5/29	82,000	81,767
Dell International LLC/EMC Corp. 5.25% 2/1/28	366,000	367,466
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	10,000	10,066
Sensata Technologies, Inc. 6.625% 7/15/32 (b)(c)	200,000	200,657
		659,956
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)	100,000	90,874
Camelot Finance SA 4.5% 11/1/26 (b)	50,000	48,240
		139,114
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 1.95% 2/15/28 (b)	310,000	275,831
Micron Technology, Inc. 4.185% 2/15/27	116,000	112,631
		388,462
Software - 1.7%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	400,000	374,000
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	50,000	51,332
Open Text Corp. 3.875% 2/15/28 (b)	100,000	91,912
Oracle Corp.:
1.65% 3/25/26	230,000	215,178
4.5% 5/6/28	450,000	440,183
5.8% 11/10/25	200,000	201,036
Roper Technologies, Inc. 2.35% 9/15/24	180,000	178,341
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	150,000	146,904
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	50,000	45,674
VMware, Inc.:
1% 8/15/24	421,000	416,849
1.4% 8/15/26	325,000	297,641
		2,459,050
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp. 4.75% 2/15/26	55,000	53,812

TOTAL INFORMATION TECHNOLOGY		3,782,755

MATERIALS - 2.3%
Chemicals - 1.6%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	50,000	51,696
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	443,000	417,236
LSB Industries, Inc. 6.25% 10/15/28 (b)	50,000	48,112
LYB International Finance III LLC 1.25% 10/1/25	204,000	192,368
Methanex Corp. 5.125% 10/15/27	50,000	48,283
NOVA Chemicals Corp.:
5% 5/1/25(b)	100,000	98,691
5.25% 6/1/27(b)	50,000	47,897
Nutrien Ltd. 4.9% 3/27/28	600,000	593,028
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)	65,000	61,220
SPCM SA 3.125% 3/15/27 (b)	50,000	45,792
The Chemours Co. LLC 5.375% 5/15/27	100,000	94,937
The Mosaic Co. 5.375% 11/15/28	500,000	500,007
Tronox, Inc. 4.625% 3/15/29 (b)	50,000	45,370
		2,244,637
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	10,000	9,999
VM Consolidated, Inc. 5.5% 4/15/29 (b)	50,000	47,715
		57,714
Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	65,000	55,266
Berry Global, Inc. 4.875% 7/15/26 (b)	24,000	23,601
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)	30,000	30,059
Mauser Packaging Solutions Holding Co.:
7.875% 4/15/27(b)	50,000	50,943
9.25% 4/15/27(b)	50,000	49,794
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	50,000	49,831
Sealed Air Corp. 5% 4/15/29 (b)	150,000	142,172
Trivium Packaging Finance BV 8.5% 8/15/27 (b)	50,000	49,888
		451,554
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	5,000	5,114
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)	20,000	19,724
Glencore Funding LLC 5.338% 4/4/27 (b)	350,000	348,978
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	50,000	48,735
Mineral Resources Ltd. 9.25% 10/1/28 (b)	70,000	73,593
Novelis Corp. 3.25% 11/15/26 (b)	50,000	46,683
		542,827
TOTAL MATERIALS		3,296,732

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp. 1.3% 9/15/25	129,000	122,170
Boston Properties, Inc. 3.2% 1/15/25	295,000	290,162
Brixmor Operating Partnership LP 2.25% 4/1/28	177,000	156,920
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	100,000	98,159
Crown Castle, Inc.:
1.35% 7/15/25	27,000	25,732
5% 1/11/28	450,000	442,822
Healthcare Realty Holdings LP 3.5% 8/1/26	450,000	428,263
Iron Mountain, Inc. 4.875% 9/15/27 (b)	50,000	48,228
Kite Realty Group Trust 4% 3/15/25	150,000	147,693
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	100,000	90,781
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	10,000	10,065
Realty Income Corp.:
2.1% 3/15/28	359,000	319,997
2.2% 6/15/28	24,000	21,283
SBA Communications Corp. 3.875% 2/15/27	100,000	94,651
Service Properties Trust 7.5% 9/15/25	50,000	50,840
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.5% 2/15/29 (b)	150,000	104,107
Ventas Realty LP:
2.65% 1/15/25	199,000	195,005
3% 1/15/30	426,000	372,983
Vornado Realty LP 2.15% 6/1/26	80,000	73,474
		3,093,335
UTILITIES - 4.6%
Electric Utilities - 1.9%
Cleco Corporate Holdings LLC 3.743% 5/1/26	230,000	221,449
Duke Energy Corp. 4.3% 3/15/28	755,000	730,666
Eversource Energy 5.45% 3/1/28	360,000	360,139
Exelon Corp. 2.75% 3/15/27	54,000	50,469
FirstEnergy Corp.:
1.6% 1/15/26	29,000	27,219
2.05% 3/1/25	138,000	134,072
Firstenergy Pennsylvania Elect 5.15% 3/30/26 (b)	189,000	186,863
Georgia Power Co. 4.65% 5/16/28	264,000	259,398
NextEra Energy Partners LP 7.25% 1/15/29 (b)	50,000	51,185
PG&E Corp. 5% 7/1/28	50,000	47,931
Southern Co. 5.5% 3/15/29	226,000	228,468
Vistra Operations Co. LLC:
5% 7/31/27(b)	320,000	309,484
7.75% 10/15/31(b)	50,000	51,954
		2,659,297
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 5.25% 3/1/28	440,000	439,937

Independent Power and Renewable Electricity Producers - 0.6%
Calpine Corp. 5.125% 3/15/28 (b)	50,000	47,648
Emera U.S. Finance LP 0.833% 6/15/24	362,000	361,177
Sunnova Energy Corp. 5.875% 9/1/26 (b)	50,000	35,485
The AES Corp.:
3.3% 7/15/25(b)	96,000	93,242
5.45% 6/1/28	360,000	358,279
		895,831
Multi-Utilities - 1.8%
Dominion Energy, Inc. 1.45% 4/15/26	390,000	362,212
DTE Energy Co.:
4.22% 11/1/24	140,000	139,047
4.875% 6/1/28	450,000	442,956
NiSource, Inc.:
0.95% 8/15/25	274,000	259,291
2.95% 9/1/29	477,000	426,291
5.25% 3/30/28	440,000	438,813
Sempra:
3.3% 4/1/25	181,000	177,411
3.4% 2/1/28	196,000	184,037
WEC Energy Group, Inc. 5% 9/27/25	188,000	186,721
		2,616,779
TOTAL UTILITIES		6,611,844

TOTAL NONCONVERTIBLE BONDS		104,346,540
TOTAL CORPORATE BONDS (Cost $106,737,133)		104,403,678

U.S. Treasury Obligations - 6.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
4.5% 5/15/27	6,800,000	6,768,127
4.625% 4/30/29	1,861,800	1,870,818
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,637,461)		8,638,945

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.1%
4.5% 3/1/39 to 9/1/49 (Cost $214,406)	201,279	192,949

Asset-Backed Securities - 10.5%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	134,855	126,565
Series 2021-1A Class A, 2.95% 11/16/41 (b)	169,794	155,050
Series 2021-2A Class A, 2.798% 1/15/47 (b)	343,028	302,674
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4871% 1/17/32 (b)(e)(f)	496,790	497,807
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(e)(f)	250,000	250,253
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	286,000	286,889
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	384,172	339,462
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	75,000	75,733
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	75,294	74,997
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	176,718	166,206
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(e)(f)	250,000	250,639
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6902% 7/15/33 (b)(e)(f)	798,000	799,126
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5565% 7/27/30 (b)(e)(f)	202,817	202,957
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	48,843	47,798
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	536,000	537,873
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	84,760	85,222
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	98,888	98,666
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	72,000	71,852
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	209,000	209,042
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	975,000	890,405
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	193,000	194,084
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	19,000	18,979
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/28 (b)	50,000	50,070
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	121,000	122,162
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/29 (b)	62,179	61,504
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 1.32% 7/15/36 (b)(c)(e)(f)	359,000	359,423
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(e)(f)	250,000	251,372
Ford Credit Floorplan Master Owner Trust Series 2024-1 Class B, 5.48% 4/15/29 (b)	192,000	190,938
GMF Floorplan Owner Revolving Trust:
Series 2023-1 Class A1, 5.34% 6/15/28 (b)	425,000	424,040
Series 2024-1A Class A1, 5.13% 3/15/29 (b)	360,000	358,293
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5862% 1/22/31 (b)(e)(f)	501,620	502,782
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	100,000	100,008
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5787% 7/17/32 (b)(e)(f)	1,070,000	1,071,968
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	113,000	112,140
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 0% 8/8/32 (b)(c)(e)(f)	250,000	250,173
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3786% 4/15/30 (b)(e)(f)	405,963	406,602
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	168,000	168,885
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(e)	482,513	469,993
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.7002% 7/15/36 (b)(e)(f)	250,000	250,654
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	137,000	134,259
1.884% 7/15/50 (b)	86,000	80,427
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	1,309,138	1,153,363
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	36,713	36,698
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(e)(f)	791,000	792,135
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5202% 7/15/30 (b)(e)(f)	599,872	600,913
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	184,000	183,554
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	204,656	206,359
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	30,458	30,220
Series 2021-NPL2 Class A1, 5.115% 3/27/51 (b)	234,549	230,914
Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(e)	545,784	530,567
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	370,000	373,263
TOTAL ASSET-BACKED SECURITIES (Cost $15,552,785)		15,185,958

Collateralized Mortgage Obligations - 2.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.0%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	374,480	320,466
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	36,540	35,863
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(e)	30,860	29,673
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	101,553	99,398
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(e)	100,000	95,390
Csmc Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	552,929	532,864
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(e)	208,080	203,129
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	192,037	170,025
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(e)	442,672	424,147
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	50,126	45,663
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	148,503	139,231
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(e)	363,048	349,192
Series 2021-2 Class A1, 5.115% 3/25/26 (b)	252,525	248,381
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	61,320	54,218
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(e)	82,748	72,951
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	62,813	61,300
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	4,349	4,324
TOTAL PRIVATE SPONSOR		2,886,215
U.S. Government Agency - 0.3%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	31,098	28,185
Series 2019-33 Class N, 3% 3/25/48	240,219	220,198
Series 2019-59 Class AB, 2.5% 10/25/39	81,896	72,738
Freddie Mac planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	117,046	105,578
TOTAL U.S. GOVERNMENT AGENCY		426,699
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,539,494)		3,312,914

Commercial Mortgage Securities - 5.4%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(e)(f)	174,000	172,804
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	138,000	124,188
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	183,566	181,020
BBCMS Mortgage Trust sequential payer Series 2017-C1 Class ASB, 3.488% 2/15/50	457,214	443,825
Benchmark Mortgage Trust sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	40,996	40,103
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1815% 9/15/26 (b)(e)(f)	352,000	341,087
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(e)(f)	566,000	569,184
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(e)(f)	100,000	99,812
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(e)(f)	323,000	319,770
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0838% 5/15/38 (b)(e)(f)	216,285	214,663
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(e)(f)	351,084	350,214
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(e)	170,000	170,213
BX Trust floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2815% 11/15/38 (b)(e)(f)	300,874	299,570
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(e)(f)	130,077	130,646
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(e)(f)	196,000	196,123
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	484,805	457,256
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	340,224	309,727
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	40,160	39,435
COMM Mortgage Trust sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	625,000	566,855
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	89,980	84,718
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(e)(f)	442,485	438,890
GS Mortgage Securities Trust floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(e)(f)	190,000	188,338
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	151,838	151,024
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9315% 9/15/29 (b)(e)(f)	61,931	59,009
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(e)(f)	286,044	281,754
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	106,361	102,544
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	302,000	285,029
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(e)(f)	96,867	98,260
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(e)(f)	286,102	285,039
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.5246% 7/20/32 (b)(e)(f)	400,000	400,600
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	100,946	99,009
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	78,918	77,801
Series 2017-RC1 Class ASB, 3.453% 1/15/60	125,973	122,754
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,979,391)		7,701,264

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $199,347)	200,000	175,600

Bank Loan Obligations - 1.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 1/31/29 (e)(f)(g)	159,593	157,300
CONSUMER DISCRETIONARY - 0.3%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (e)(f)(g)	10,000	9,700
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9355% 6/3/28 (e)(f)(g)	54,859	53,468
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/5/28 (e)(f)(g)	109,719	109,770
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (e)(f)(g)	54,859	47,110
Leisure Products - 0.1%
Hayward Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1937% 5/28/28 (e)(f)(g)	54,859	54,940
Specialty Retail - 0.1%
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5911% 4/1/28 (e)(f)(g)	54,859	39,338
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 12/18/27 (e)(f)(g)	54,859	54,626
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6937% 4/16/28 (e)(f)(g)	54,859	54,918
		148,882
TOTAL CONSUMER DISCRETIONARY		423,870
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (e)(f)(g)	54,861	42,586
FINANCIALS - 0.2%
Capital Markets - 0.1%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5861% 4/21/28 (e)(f)(g)	54,859	55,134
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8201% 11/6/30 (e)(f)(g)	55,000	55,204
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4292% 8/19/28 (e)(f)(g)	54,861	54,183
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3019% 11/22/29 (e)(f)(g)	54,862	54,938
		164,325
TOTAL FINANCIALS		219,459
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 10/23/28 (e)(f)(g)	31,800	31,998
Health Care Providers & Services - 0.1%
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 4/7/31 (e)(f)(g)	54,856	55,116
Health Care Technology - 0.0%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5792% 2/15/29 (e)(f)(g)	54,860	54,708
TOTAL HEALTH CARE		141,822
INDUSTRIALS - 0.3%
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (e)(f)(g)	19,859	16,792
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9019% 4/29/29 (e)(f)(g)	54,861	54,892
		71,684
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (e)(f)(g)	54,860	55,169
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1792% 5/14/28 (e)(f)(g)	109,719	109,700
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6937% 6/28/28 (e)(f)(g)	54,860	53,351
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (e)(f)(g)	54,861	52,514
		270,734
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/4/28 (e)(f)(g)	54,859	55,196
TOTAL INDUSTRIALS		397,614
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/10/28 (e)(f)(g)	54,860	54,782
MATERIALS - 0.4%
Chemicals - 0.3%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (e)(f)(g)	19,949	18,029
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9292% 9/30/28 (e)(f)(g)	54,860	54,860
Aruba Investment Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4292% 11/24/27 (e)(f)(g)	54,859	54,379
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/15/30 (e)(f)(g)	55,000	54,702
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (e)(f)(g)	54,863	54,828
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (e)(f)(g)	54,721	54,721
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (e)(f)(g)	54,860	55,059
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (e)(f)(g)	54,860	54,987
		401,565
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1042% 4/13/29 (e)(f)(g)	109,721	110,269
TOTAL MATERIALS		511,834
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/20/31 (e)(f)(g)	55,000	55,265
TOTAL BANK LOAN OBLIGATIONS (Cost $2,017,454)		2,004,532

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
First Citizens Bank & Trust Co. 2.969% 9/27/25 (e) (Cost $185,000)	185,000	182,960

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.1%
Banks - 0.0%
Citigroup, Inc. 7.125% (e)(h)	30,000	29,918
Consumer Finance - 0.1%
Ally Financial, Inc. 4.7% (e)(h)	60,000	47,983
TOTAL PREFERRED SECURITIES (Cost $77,387)		77,901

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i) (Cost $2,323,471)	2,323,007	2,323,472

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $147,463,329)	144,200,173
NET OTHER ASSETS (LIABILITIES) - 0.0%	(65,267)
NET ASSETS - 100.0%	144,134,906

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	29	Sep 2024	5,907,391	(4,702)	(4,702)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	158	Sep 2024	16,715,906	(50,882)	(50,882)

TOTAL FUTURES CONTRACTS					(55,584)
The notional amount of futures purchased as a percentage of Net Assets is 15.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,660,809 or 36.5% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,892,593	50,297,702	50,866,791	84,854	(32)	-	2,323,472	0.0%
Total	2,892,593	50,297,702	50,866,791	84,854	(32)	-	2,323,472

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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